Business Segment Information - Reconciliation of Revenue and Net Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Segments’ total revenue, net of interest expense (FTE basis)	$ 85,116	$ 89,801	$ 84,235
Revenues	84,247	88,942	83,334
Reclassification to net income	4,833	11,431	4,188
Year-end total assets	2,104,534	2,102,273
Operating Segments
Segment Reporting Information [Line Items]
Segments’ total revenue, net of interest expense (FTE basis)	85,688	87,073	79,726
Reclassification to net income	4,775	10,669	4,849
Year-end total assets	1,846,486	1,834,751
ALM activities
Segment Reporting Information [Line Items]
Revenues	(804)	(545)	2,266
Reclassification to net income	(343)	(929)	(1,144)
Year-end total assets	658,319	664,519
Equity investment income
Segment Reporting Information [Line Items]
Revenues	729	2,737	1,252
Reclassification to net income	456	1,724	789
Year-end total assets	4,886	5,637
Liquidating businesses and other
Segment Reporting Information [Line Items]
Revenues	(497)	536	991
Reclassification to net income	(55)	(33)	(306)
Year-end total assets	73,018	70,879
FTE basis adjustment
Segment Reporting Information [Line Items]
Revenues	(869)	(859)	(901)
Elimination of segment asset allocations to match liabilities
Segment Reporting Information [Line Items]
Year-end total assets	$ (478,175)	$ (473,513)